RECEIVABLES (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Taxes receivable	10,834	11,945
Trade receivables	401,476	198,478
	412,310	210,423

January 31, 2021
$
Sales taxes receivable	14,809
Trade receivables, net	101,208
116,017